Income Taxes (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Federal income tax at a statutory rate		8.50%	8.50%	8.50%
Enterprise income tax rate, percentage		25.00%
Preferential tax rate, percentage		15.00%
Uniform tax rate, percentage		25.00%
Tax rate			25.00%		15.00%
Hong Kong [Member]
Income Taxes (Details) [Line Items]
TDH Percentage		16.50%
United State [Member]
Income Taxes (Details) [Line Items]
Federal income tax at a statutory rate		21.00%
Far Ling’s Inc. [Member] | United State [Member]
Income Taxes (Details) [Line Items]
Percentage of equity interests	51.00%
Bo Ling’s Chinese Restaurant, Inc. [Member] | United State [Member]
Income Taxes (Details) [Line Items]
Percentage of equity interests	100.00%
TDH JAPAN [Member]
Income Taxes (Details) [Line Items]
TDH Percentage		21.421%
TDH Group BVBA [Member]
Income Taxes (Details) [Line Items]
TDH Percentage		29.58%
Tiandihui [Member]
Income Taxes (Details) [Line Items]
Tax rate		25.00%
TDH Income [Member] | United State [Member]
Income Taxes (Details) [Line Items]
Federal income tax at a statutory rate		21.00%